INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended		15 Months Ended
	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 28,715	$ 58,149	$ 58,583	$ 116,014	$ 125,913	$ 28,715